Other Financial Information - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 180,366	$ 247,556	$ 232,435	$ 187,831
Restricted cash	906	2,564	2,631
Accounts receivable, net	50,981	85,581
Due from affiliate companies	17,799	27,196
Total current assets	291,526	417,131
Vessels, port terminals and other fixed assets, net	1,869,694	1,911,143
Deposits for vessel acquisitions	51,990	45,365
Investment in available-for-sale securities	6,261	6,701
Investment in affiliates	371,405	344,453	340,375
Long-term receivable from affiliate companies	0	9,625
Loan receivable from affiliate companies	11,464	7,791
Total non-current assets	2,693,658	2,710,566
Total assets	2,985,184	3,127,697	3,077,037
Current liabilities
Accounts payable	34,773	53,837
Accrued expenses and other liabilities	94,815	107,320
Deferred income and cash received in advance	6,336	12,445
Due to affiliate company	3,930	0
Current portion of capital lease obligations	2,886	1,449
Current portion of long-term debt	8,100	23,283
Total current liabilities	150,840	198,334
Capital lease obligations, net of current portion	18,555	20,911
Unfavorable lease terms	14,756	22,141
Other long-term liabilities and deferred income	14,874	17,459
Deferred tax liability	11,364	12,735
Total non-current liabilities	1,635,472	1,662,853
Total liabilities	1,786,312	1,861,187
Noncontrolling interest	117,251	113,547
Total Navios Holdings stockholders' equity	1,081,621	1,152,963
Total liabilities and stockholders' equity	2,985,184	3,127,697
Navios Maritime Holdings Inc. Issuer
Current assets
Cash and cash equivalents	32,017	98,539	47,341	33,769
Intercompany receivables	42,525	23,567
Due from affiliate companies	4,702	4,638
Prepaid expenses and other current assets	13	2
Total current assets	79,257	126,746
Investments in subsidiaries	1,628,773	1,622,239
Investment in affiliates	346,884	$ 331,130
Other long-term assets
Goodwill and other intangibles	88,168	$ 89,562
Total non-current assets	2,063,825	2,042,931
Total assets	2,143,082	2,169,677
Current liabilities
Accounts payable	947	591
Accrued expenses and other liabilities	32,952	33,099
Intercompany payables	45,242
Total current liabilities	79,141	33,690
Long-term debt, net of current portion	982,320	983,024
Total non-current liabilities	982,320	983,024
Total liabilities	1,061,461	1,016,714
Total Navios Holdings stockholders' equity	1,081,621	1,152,963
Total liabilities and stockholders' equity	2,143,082	2,169,677
Guarantor Subsidiaries
Current assets
Cash and cash equivalents	76,329	77,085	68,707	67,492
Restricted cash	906	2,564
Accounts receivable, net	13,895	56,265
Due from affiliate companies	13,097	22,558
Prepaid expenses and other current assets	24,147	31,179
Total current assets	128,374	189,651
Vessels, port terminals and other fixed assets, net	1,431,760	1,467,518
Deposits for vessel acquisitions	24,290	22,140
Investments in subsidiaries	278,066	271,532
Investment in available-for-sale securities	6,261	6,701
Investment in affiliates	11,297	548
Long-term receivable from affiliate companies		9,625
Loan receivable from affiliate companies	11,464	7,791
Other long-term assets	18,947	6,920
Goodwill and other intangibles	79,537	85,273
Total non-current assets	1,861,622	1,878,048
Total assets	1,989,996	2,067,699
Current liabilities
Accounts payable	2,189	18,399
Accrued expenses and other liabilities	35,886	49,363
Deferred income and cash received in advance	1,981	6,263
Intercompany payables	68,601	93,226
Due to affiliate company	3,930
Current portion of long-term debt	8,031	23,214
Total current liabilities	120,618	190,465
Long-term debt, net of current portion	226,544	231,193
Unfavorable lease terms	14,756	22,141
Other long-term liabilities and deferred income	13,808	14,574
Total non-current liabilities	255,108	267,908
Total liabilities	375,726	458,373
Total Navios Holdings stockholders' equity	1,614,271	1,609,326
Total liabilities and stockholders' equity	1,989,997	2,067,699
Non Guarantor Subsidiaries
Current assets
Cash and cash equivalents	72,020	71,932	116,387	86,570
Accounts receivable, net	37,086	29,316
Intercompany receivables	72,582	71,442
Prepaid expenses and other current assets	17,314	23,053
Total current assets	199,002	195,743
Vessels, port terminals and other fixed assets, net	437,934	443,625
Deposits for vessel acquisitions	27,700	23,225
Investment in affiliates	13,224	12,775
Other long-term assets	23,112	28,740
Goodwill and other intangibles	173,080	174,993
Total non-current assets	675,050	683,358
Total assets	874,052	879,101
Current liabilities
Accounts payable	31,637	34,847
Accrued expenses and other liabilities	25,977	24,858
Deferred income and cash received in advance	4,355	6,182
Intercompany payables	1,264	1,783
Current portion of capital lease obligations	2,886	1,449
Current portion of long-term debt	69	69
Total current liabilities	66,188	69,188
Long-term debt, net of current portion	367,059	375,390
Capital lease obligations, net of current portion	18,555	20,911
Other long-term liabilities and deferred income	1,066	2,885
Deferred tax liability	11,364	12,735
Total non-current liabilities	398,044	411,921
Total liabilities	464,232	481,109
Noncontrolling interest	117,251	113,547
Total Navios Holdings stockholders' equity	292,568	284,445
Total liabilities and stockholders' equity	874,051	879,101
Eliminations
Current assets
Intercompany receivables	(115,107)	(95,009)
Total current assets	(115,107)	(95,009)
Investments in subsidiaries	(1,906,839)	(1,893,771)
Total non-current assets	(1,906,839)	(1,893,771)
Total assets	(2,021,946)	(1,988,780)
Current liabilities
Intercompany payables	(115,107)	(95,009)
Total current liabilities	(115,107)	(95,009)
Total liabilities	(115,107)	(95,009)
Total Navios Holdings stockholders' equity	(1,906,839)	(1,893,771)
Total liabilities and stockholders' equity	(2,021,946)	(1,988,780)
Total
Current assets
Cash and cash equivalents	180,366	247,556	$ 232,435	$ 187,831
Restricted cash	906	2,564
Accounts receivable, net	50,981	85,581
Intercompany receivables	0	0
Due from affiliate companies	17,799	27,196
Prepaid expenses and other current assets	41,474	54,234
Total current assets	291,526	417,131
Vessels, port terminals and other fixed assets, net	1,869,694	1,911,143
Deposits for vessel acquisitions	51,990	45,365
Investments in subsidiaries	0	0
Investment in available-for-sale securities	6,261	6,701
Investment in affiliates	371,405	344,453
Long-term receivable from affiliate companies		9,625
Loan receivable from affiliate companies	11,464	7,791
Other long-term assets	42,059	35,660
Goodwill and other intangibles	340,785	349,828
Total non-current assets	2,693,658	2,710,566
Total assets	2,985,184	3,127,697
Current liabilities
Accounts payable	34,773	53,837
Accrued expenses and other liabilities	94,815	107,320
Deferred income and cash received in advance	6,336	12,445
Intercompany payables	0	0
Due to affiliate company	3,930
Current portion of capital lease obligations	2,886	1,449
Current portion of long-term debt	8,100	23,283
Total current liabilities	150,840	198,334
Long-term debt, net of current portion	1,575,923	1,589,607
Capital lease obligations, net of current portion	18,555	20,911
Unfavorable lease terms	14,756	22,141
Other long-term liabilities and deferred income	14,874	17,459
Deferred tax liability	11,364	12,735
Total non-current liabilities	1,635,472	1,662,853
Total liabilities	1,786,312	1,861,187
Noncontrolling interest	117,251	113,547
Total Navios Holdings stockholders' equity	1,081,621	1,152,963
Total liabilities and stockholders' equity	$ 2,985,184	$ 3,127,697